Repurchases and Issuance of Units (Details Narrative)			1 Months Ended			12 Months Ended
	Mar. 20, 2025 USD ($) shares	Dec. 24, 2018 USD ($) shares	Dec. 31, 2019 shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($)
Common units repurchased, value | $						$ 25,000,000
Compensation expense from restricted common units | $						$ 0	$ 4,000	$ 154,000
Restricted common units outstanding						0	0
Common stock, voting rights						Common unitholders have limited voting rights and the Company’s partnership agreement restricts the voting rights of common unitholders owning more than 4.9% of the Company’s common units.
Upon Merger with Navios Acquisition [Member]
Percentage of voting rights of common unitholders						4.90%
Restricted Stock Units (RSUs) [Member]
Restricted common units, forfeited or expired								12,699,000
Units cancelled								259,000
Restricted Stock Units (RSUs) [Member] | Authorized December 2019 [Member]
Restricted common units, exercised						0	0	0
Restricted common units, forfeited or expired						0	0	0
Restricted Stock Units (RSUs) [Member] | Authorized February 2019 [Member]
Restricted common units, exercised						0	0
Restricted common units, forfeited or expired						0	0
Restricted Stock Units (RSUs) [Member] | Authorized December 2018 [Member]
Restricted common units, exercised						0	0	0
Restricted common units, forfeited or expired						0	0	0
Restricted Stock Units (RSUs) [Member] | Upon Merger with Navios Acquisition [Member] | Share-based awards, 2018 [Member]
Restricted common units, exercised						0	0	0
Restricted common units, forfeited or expired						0	0	0
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2019 [Member]
Restricted common units granted			4,000,000
Common units, issuance date			Dec. 18, 2019
Common units, vesting period			4 years
Compensation expense from restricted common units | $						$ 0	$ 4,000	$ 10,000
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized February 2019 [Member]
Restricted common units granted				25,396,000
Common units, issuance date				Feb. 01, 2019
Common units, vesting period				4 years
Compensation expense from restricted common units | $						0	0	23,000
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2018 [Member]
Restricted common units granted		97,633,000
Common units, issuance date		Dec. 24, 2018
Common units, vesting period		4 years
Compensation expense from restricted common units | $						0	0	79,000
Directors and officers | Restricted Stock [Member] | Upon Merger with Navios Acquisition [Member] | Share-based awards, 2018 [Member]
Restricted common units granted					129,269,000
Common units, vesting period					4 years
Compensation expense from restricted common units | $						$ 0	$ 0	$ 42,000
Restricted common units outstanding						8,116,000
Shares conversion rate						0.1275
General Partner [Member] | Authorized February 2019 [Member]
Partners' capital account, unit-based payment arrangement, number of units				518,000
Proceeds from Partnership Contribution | $				$ 8,000
General Partner [Member] | Authorized December 2018 [Member]
Partners' capital account, unit-based payment arrangement, number of units		1,993,000
Proceeds from Partnership Contribution | $		$ 27,000
Common Unit Repurchase Program [Member] | Limited Partner [Member]
Common units repurchased, units						489,955,000
Common units repurchased, value | $						$ 25,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member] | March, 2025
Common units repurchased, units	696,945,000
Common units repurchased, value | $	$ 33,825,000
Common Unit Repurchase Program [Member] | Maximum [Member]
Stock repurchase program, authorized amount | $									$ 100,000,000